Mezzanine Equity and Series D Convertible Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Schedule of Series D Convertible Preferred and Warrant Financing

Based upon the above accounting conclusions and the additional information provided below, the allocation of the proceeds arising from the Series D Preferred financing transaction is summarized in the table below:

November 21, 2019 Series D Convertible Preferred and warrant financing:	Proceeds Allocation	Financing Cost Allocation	Total Allocation
Gross proceeds	$6,000,000	$—	$6,000,000
Financing costs paid in cash	—	(111,983)	(111,983)
	$6,000,000	$(111,983)	$5,888,017

Derivative Liability:
Derivative Put Liability	$(614,095)	$—	$(614,095)
Deferred Financing costs	—	8,100	8,100

Redeemable preferred stock:
Series D Convertible Preferred Stock	(2,869,854)	—	(2,869,854)
Financing costs (APIC)	—	1,106	1,106
Financing costs (Retained Earnings)	—	66,265	66,265
Beneficial Conversion Feature	(623,045)	—	(623,045)

Investor Warrants (equity classified):
Proceeds allocation	(1,893,006)	—	(1,893,006)
Financing costs (APIC)	—	36,512	36,512
	$(6,000,000)	$111,983	$(5,888,017)

January 17, 2020 Series D Convertible Preferred and warrant financing:	Proceeds Allocation
Gross proceeds	$100,000
Financing costs paid in cash	—
$100,000

Derivative Liability:
Derivative Put Liability	$(5,305)

Redeemable preferred stock:
Series D Convertible Preferred Stock	(62,793)

Investor Warrants (equity classified):
Proceeds allocation	(31,902)

$(100,000)

Based upon the above accounting conclusions and the additional information provided below, the allocation of the proceeds arising from the Series D Preferred financing transaction is summarized in the table below:

October 18, 2019 Series D Convertible Preferred and warrant financing:	Proceeds Allocation	Financing Cost Allocation	Total Allocation
Gross proceeds	$6,000,000	$—	$6,000,000
Financing costs paid in cash	—	(111,983)	(111,983)
	$6,000,000	$(111,983)	$(5,888,017)

Derivative Liability:
Derivative Put Liability	$(614,095)	—	$(614,095)
Deferred Financing costs	—	8,100	8,100

Redeemable preferred stock:
Series D Convertible Preferred Stock	(2,869,854)	—	(2,869,854)
Financing costs (APIC)	—	1,106	1,106
Financing costs (Retained Earnings)	—	66,265	66,265
Beneficial Conversion Feature	(623,045)	—	(623,045)

Investor Warrants (equity classified):
Proceeds allocation	(1,893,006)	—	(1,893,006)
Financing costs (APIC)	—	36,512	36,512
	$(6,000,000)	$111,983	(5,888,017)